Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Average Summary Compensation Table Total For Non-PEO NEOs ($)(3) (d)	Average Compensation Actually Paid To Non-PEO NEOs ($)(4) (e)	Value Of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total For Lindberg ($)(1) (b-1)	Compensation Actually Paid To Lindberg ($)(2) (c-1)	Summary Compensation Table Total For Sheedy ($)(1) (b-2)	Compensation Actually Paid To Sheedy ($)(2) (c-2)	Summary Compensation Table Total For Potter ($) (b-3)	Compensation Actually Paid To Potter ($) (c-3)			Total Shareholder Return ($)(5) (f)	Peer Group Total Shareholder Return ($)(6) (g)	Net Income (Loss) (Thousands) ($)(7) (h)	Adjusted EBITDA (Thousands) ($)(8) (i)

2025	876,098	(2,679,055)	—	—	9,501,919	6,310,869	1,581,868	502,459	25.91	109.70	(224,912)	254,290
2024	4,762,087	1,866,695	9,478,398	200,456	—	—	1,285,698	(327,447)	39.41	106.05	39,465	236,779
2023	—	—	6,239,771	7,950,403	—	—	1,897,798	2,297,082	68.69	92.45	79,437	252,621
2022	5,330,287	8,453,783	—	—	—	—	2,259,365	3,264,167	74.37	80.33	65,052	214,682
2021	4,008,965	(515,014)	—	—	—	—	1,693,919	25,605	72.05	116.52	62,310	182,892

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (b-1) are the amounts of total compensation reported for Eric J. Lindberg, Jr. (our Chief Executive Officer during Fiscal Years 2021 through 2022 and our Interim Chief Executive Officer during a portion of Fiscal Year 2024 and Fiscal Year 2025) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in this Proxy Statement and in the Company’s proxy statements for the 2025 annual meeting of stockholders and 2024 annual meeting of stockholders. The dollar amounts reported in column (b-2) is the amount of total compensation reported for Robert J. Sheedy, Jr. (our President and Chief Executive Officer during Fiscal Year 2023 and for a portion of Fiscal Year 2024) for Fiscal Year 2023 and 2024 in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (b-3) is the amount of total compensation reported for Jason Potter (our President and Chief Executive Officer during a portion of Fiscal Year 2025) for Fiscal Year 2025 in the “Total” column of the Summary Compensation Table.The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding the applicable PEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding for the applicable PEO) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for Fiscal Year 2025, Christopher M. Miller, Lindsay E. Gray, Steven K. Wilson, Andrea R. Bortner, Luke D. Thompson, Pamela B. Burke and Ramesh Chikkala; (ii) for Fiscal Year 2024, Lindsay E. Gray, Charles C. Bracher, Ramesh Chikkala, Steven K. Wilson and Pamela B. Burke; (iii) for Fiscal Year 2023, Charles C. Bracher, Steven K. Wilson, Pamela B. Burke and Andrea R. Bortner; and (iv) for Fiscal Years 2022 and 2021, Charles C. Bracher, Robert J. Sheedy, Jr., Steven K. Wilson and Pamela B. Burke. Refer to “Named Executive Officer Compensation Tables—Summary Compensation Table” herein, and “Executive Compensation—Summary Compensation Table” in the Company’s proxy statements for the 2025 annual meeting of stockholders and 2024 annual meeting of stockholders.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq US Benchmark General Retailers Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c-1), (c-2), and (c-3) represent the amount of “compensation actually paid” to Mr. Lindberg (for Fiscal Years 2021 through 2022 and a portion of Fiscal Year 2024 and Fiscal Year 2025), to Mr. Sheedy (for Fiscal Year 2023 and a portion of Fiscal Year 2024), and to Mr. Potter (for a portion of Fiscal Year 2025), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Lindberg, Sheedy, or Potter during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Lindberg’s total compensation (for Fiscal Years 2021 through 2022 and a portion of Fiscal Year 2024 and Fiscal Year 2025), to Mr. Sheedy’s total compensation (for Fiscal Year 2023 and a portion of Fiscal Year 2024), and to Mr. Potter’s total compensation (for a portion of Fiscal Year 2025) to determine the compensation actually paid. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

Fiscal Year (a)	Reported Summary Compensation Table Total For PEO ($)	Reported Value Of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid To PEO ($)

Potter
2025	9,501,919	(7,463,339)	4,272,289	6,310,869
Lindberg
2025	876,098	(150,009)	(3,405,144)	(2,679,055)
2024	4,762,087	(4,254,398)	1,359,006	1,866,695
2023	—	—	—	—
2022	5,330,287	(3,300,033)	6,423,529	8,453,783
2021	4,008,965	(3,200,036)	(1,323,943)	(515,014)
Sheedy
2025	—	—	—	—
2024	9,478,398	(4,150,023)	(5,127,919)	200,456
2023	6,239,771	(3,996,047)	5,706,679	7,950,403
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. The grant date fair value for Fiscal Year 2025 for Mr. Potter includes the aggregate grant date fair value of new hire and inducement equity awards.
(b)The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. No awards were granted and vested in the same fiscal year for any applicable fiscal year and no dividends or other earnings were paid on stock or option awards (that were not otherwise reflected in fair value or total compensation) in any applicable fiscal year. The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for Fiscal Year 2025. Any changes to the RSU and PSU fair values from the grant date (for current fiscal year grants) and from prior fiscal year-end (for prior fiscal year grants) are based on our updated stock price at the respective measurement dates, and for PSUs, updated performance metric projections.
The following table provides the amounts deducted or added in calculating the equity award adjustments for Mr. Lindberg (for Fiscal Years 2021 through 2022 and a portion of Fiscal Year 2024 and Fiscal Year 2025), for Mr. Sheedy (for Fiscal Year 2023 and a portion of Fiscal Year 2024), and for Mr. Potter (for a portion of Fiscal Year 2025).

Fiscal Year (a)	Fiscal Year End Fair Value Of Equity Awards Granted In The Fiscal Year ($)	Fiscal Year Over Fiscal Year Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Fiscal Year Over Fiscal Year Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Year ($)	Fair Value Of Vested Awards Granted And Vested In The Current Fiscal Year ($)	Fair Value At Start Of Fiscal Year Of Awards That Failed To Meet Vesting Conditions ($)	Total Equity Award Adjustments ($)

Potter
2025	4,272,289	—	—	—	—	4,272,289
Lindberg
2025	108,738	—	(159,862)	—	(3,354,020)	(3,405,144)
2024	4,673,224	(3,192,407)	(121,811)	—	—	1,359,006
2023	—	—	—	—	—	—
2022	4,947,547	1,477,897	(1,915)	—	—	6,423,529
2021	2,016,720	(3,312,680)	(27,983)	—	—	(1,323,943)

Fiscal Year (a)	Fiscal Year End Fair Value Of Equity Awards Granted In The Fiscal Year ($)	Fiscal Year Over Fiscal Year Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Fiscal Year Over Fiscal Year Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Year ($)	Fair Value Of Vested Awards Granted And Vested In The Current Fiscal Year ($)	Fair Value At Start Of Fiscal Year Of Awards That Failed To Meet Vesting Conditions ($)	Total Equity Award Adjustments ($)

Sheedy
2025	—	—	—	—	—	—
2024	480,869	(3,115,992)	(215,542)	177,212	(2,454,466)	(5,127,919)
2023	5,605,766	214,800	(113,887)	—	—	5,706,679

Non-PEO NEO Average Total Compensation Amount	$ 1,581,868	$ 1,285,698	$ 1,897,798	$ 2,259,365	$ 1,693,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 502,459	(327,447)	2,297,082	3,264,167	25,605
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the applicable PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to average total compensation for the NEOs as a group (excluding the applicable PEO) to determine the compensation actually paid, using the same methodology described above in Note 2. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, so no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

Fiscal Year	Average Reported Summary Compensation Table Total For Non-PEO NEOs ($)	Average Reported Value Of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid To Non‑PEO NEOs ($)

2025	1,581,868	(996,296)	(83,113)	502,459
2024	1,285,698	(788,235)	(824,910)	(327,447)
2023	1,897,798	(1,041,004)	1,440,288	2,297,082
2022	2,259,365	(1,239,373)	2,244,175	3,264,167
2021	1,693,919	(1,192,583)	(475,731)	25,605
(a)See Note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The following table provides the amounts deducted or added in calculating the total average equity award adjustments for the NEOs as a group (excluding the applicable PEO).

Fiscal Year	Average Fiscal Year End Fair Value Of Equity Awards ($)	Fiscal Year Over Fiscal Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Fiscal Year Over Fiscal Year Average Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year ($)	Average Fair Value At Start Of Fiscal Year Of Awards That Failed To Meet Vesting Conditions ($)	Total Average Equity Award Adjustments ($)

2025	323,010	(244,487)	(57,973)	(103,663)	(83,113)
2024	286,833	(1,092,375)	(19,368)	—	(824,910)
2023	1,398,644	113,942	(72,298)	—	1,440,288
2022	1,770,827	462,087	11,261	—	2,244,175
2021	780,129	(1,211,359)	(44,501)	—	(475,731)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDA; •Adjusted EPS; •Comparable store sales growth; and •Net sales.
Total Shareholder Return Amount	$ 25.91	39.41	68.69	74.37	72.05
Peer Group Total Shareholder Return Amount	109.70	106.05	92.45	80.33	116.52
Net Income (Loss)	$ (224,912,000)	$ 39,465,000	$ 79,437,000	$ 65,052,000	$ 62,310,000
Company Selected Measure Amount	254,290,000	236,779,000	252,621,000	214,682,000	182,892,000
PEO Name			Robert J. Sheedy, Jr.	Eric J. Lindberg, Jr.	Eric J. Lindberg, Jr.
Additional 402(v) Disclosure	Based on the Cumulative TSR as of the end of the applicable fiscal year, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock price performance.The dollar amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined as net income before net interest expense, income tax expenses, depreciation and amortization expenses, share-based compensation expense, loss on debt extinguishment and modification, asset impairment and gain or loss on disposition, acquisition and integration costs, costs related to the amortization of inventory purchase accounting asset step-ups, restructuring charges, and certain other expenses that may not be indicative of, or are unrelated to, our core operating results, and that may vary in frequency or magnitude. Beginning with the fourth quarter of fiscal 2022, we updated our definition of adjusted EBITDA to exclude the impact of non-cash rent expense and the provision for (write-off of) accounts receivable reserves. The presentation for adjusted EBITDA for Fiscal Year 2021 has been recast to reflect these changes. While we use other financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. For Fiscal Year 2023 and prior years adjusted EBITDA was used as a significant performance metric for both our AIP and for PSUs. For Fiscal Year 2024 and Fiscal Year 2025, adjusted EBITDA was again used as a significant performance metric for our AIP. We may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Comparable store sales growth
Measure:: 4
Pay vs Performance Disclosure
Name	Net sales
Eric J. Lindberg, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 876,098	$ 4,762,087	$ 0	$ 5,330,287	$ 4,008,965
PEO Actually Paid Compensation Amount	$ (2,679,055)	$ 1,866,695	0	8,453,783	(515,014)
PEO Name	Eric J. Lindberg, Jr.	Eric J. Lindberg, Jr.
Robert J. Sheedy, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 9,478,398	6,239,771	0	0
PEO Actually Paid Compensation Amount	0	$ 200,456	7,950,403	0	0
PEO Name		Robert J. Sheedy, Jr.
Jason Potter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	9,501,919	$ 0	0	0	0
PEO Actually Paid Compensation Amount	$ 6,310,869	0	0	0	0
PEO Name	Jason Potter
PEO | Eric J. Lindberg, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (150,009)	(4,254,398)	0	(3,300,033)	(3,200,036)
PEO | Eric J. Lindberg, Jr. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,405,144)	1,359,006	0	6,423,529	(1,323,943)
PEO | Eric J. Lindberg, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,738	4,673,224	0	4,947,547	2,016,720
PEO | Eric J. Lindberg, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,192,407)	0	1,477,897	(3,312,680)
PEO | Eric J. Lindberg, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Eric J. Lindberg, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,862)	(121,811)	0	(1,915)	(27,983)
PEO | Eric J. Lindberg, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,354,020)	0	0	0	0
PEO | Robert J. Sheedy, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,150,023)	(3,996,047)
PEO | Robert J. Sheedy, Jr. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,127,919)	5,706,679
PEO | Robert J. Sheedy, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	480,869	5,605,766
PEO | Robert J. Sheedy, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,115,992)	214,800
PEO | Robert J. Sheedy, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	177,212	0
PEO | Robert J. Sheedy, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(215,542)	(113,887)
PEO | Robert J. Sheedy, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,454,466)	0
PEO | Jason Potter [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,463,339)
PEO | Jason Potter [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,272,289
PEO | Jason Potter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,272,289
PEO | Jason Potter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jason Potter [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jason Potter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jason Potter [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(996,296)	(788,235)	(1,041,004)	(1,239,373)	(1,192,583)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,113)	(824,910)	1,440,288	2,244,175	(475,731)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,010	286,833	1,398,644	1,770,827	780,129
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,487)	(1,092,375)	113,942	462,087	(1,211,359)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,973)	(19,368)	(72,298)	11,261	(44,501)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (103,663)	$ 0	$ 0	$ 0	$ 0